Cover	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2026
Entity File Number	001-39688
Entity Registrant Name	Latch, Inc.
Entity Central Index Key	0001826000
Entity Tax Identification Number	85-3087759
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1220 N Price Road
Entity Address, Address Line Two	Suite 2
Entity Address, City or Town	Olivette
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63132
City Area Code	314
Local Phone Number	200-5218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false